Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Revenue [Abstract]
Summary of disaggregation of revenue	The following table sets forth the breakdown of disaggregation of revenue from contracts with customers by categories of vehicles and related services:

	For the six months ended
	June 30,
	2024	2025
	RMB’000	RMB’000
Disaggregated by major products or service lines:
Sales of robotaxis and related services	13,357	62,030
Sales of other vehicles and related services
–Robobus	43,026	25,152
–Robosweeper	11,536	33,850
–Robovan	3,263	2,900
Other technology services	79,116	75,683
	150,298	199,615

Disaggregation of revenue from contracts with customers by major products or service lines and timing of revenue recognition are as follows:

	For the six months ended
	June 30,
	2024	2025
	RMB’000	RMB’000
Disaggregated by major products or service lines:
Autonomous driving related operational and technical support services	50,137	54,651
Other technology services	79,116	75,683
Provision of services	129,253	130,334
Sales of autonomous driving vehicles	21,045	69,281
	150,298	199,615
Timing of revenue recognition
Point in time	21,045	73,335
Over time	129,253	126,280
	150,298	199,615

Summary of concentrations of credit risk percentage

The major customers, which individually contributed more than 10% of total revenue of the Group for the six months ended June 30, 2024 and 2025, are as follows.

	For the six months ended
	June 30,
	2024	2025
Customer A	45%	*
Customer E	*	17%
Customer F	*	13%
*	represents that the amount of aggregated revenue from such customer is individually less than 10% of the total revenue for respective period.